Financial Instruments, Financial Risks and Capital Management (Details) - Schedule of current credit risk grading framework comprises	12 Months Ended
Dec. 31, 2022
Low risk [Member]
Schedule of current credit risk grading framework comprises [Abstract]
Description	The counterparty has a low risk of default and does not have any past-due amounts.
Basis of recognizing ECL	12-month ECL
Doubtful [Member]
Schedule of current credit risk grading framework comprises [Abstract]
Description	There have been significant increases in credit risk since initial recognition through information developed internally or external resources.
Basis of recognizing ECL	Lifetime ECL—not credit-impaired
In default [Member]
Schedule of current credit risk grading framework comprises [Abstract]
Description	There is evidence indicating the asset is credit-impaired.
Basis of recognizing ECL	Lifetime ECL—credit-impaired
Write-off [Member]
Schedule of current credit risk grading framework comprises [Abstract]
Description	There is evidence indicating that the debtor is in severe financial difficulty and the Group has no realistic prospect of recovery.
Basis of recognizing ECL	Amount is written off